SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
SUBSIDIARIES [abstract]
Disclosure of subsidiaries

1.               SUBSIDIARIES

The following is a list of the principal subsidiaries at December 31, 2020:

Name of the entity	Place of incorporation and nature of legal entity	Principal activities and place of operation	Proportion of equity interests held by the Company (%)	Proportion of equity interests held by the Group (%)	Proportion of equity interests held by non-controlling interests (%)	Registered capital RMB’000

Dongguan Changsheng Enterprise Company Limited	China, limited liability company	Warehousing in the PRC	51%	51%	49%	38,000
Shenzhen Fu Yuan Enterprise Development Company Limited	China, limited liability company	Hotel management in the PRC	100%	100%	-	18,500
Shenzhen Pinghu Qun Yi Railway Store Loading and Unloading Company Limited	China, limited liability company	Cargo loading and unloading, warehousing, freight transportation in the PRC	100%	100%	-	10,000
Shenzhen Guangshen Railway Economic and Trade Enterprise Company Limited	China, limited liability company	Catering management in the PRC	100%	100%	-	2,000
Shenzhen Railway Station Passenger Services Company Limited	China, limited liability company	Catering services and sales of merchandise in the PRC	100%	100%	-	1,500
Guangshen Railway Station Dongqun Trade and Commerce Service Company Limited	China, limited liability company	Sales of merchandises in the PRC	100%	100%	-	1,020
Guangzhou Railway Huangpu Service Company Limited	China, limited liability company	Cargo loading and unloading, warehousing, freight transportation in the PRC	100%	100%	-	379
Zengcheng Lihua Stock Company Limited ("Zengcheng Lihua”)(i)	China, limited liability company	Real estate construction, provision of warehousing, cargo uploading and unloading services in the PRC	44.72%	44.72%	55.28%	107,050

(i)               According to the Articles of Association of Zengcheng Lihua, the remaining shareholders are all natural persons and none of these individuals holds more than 0.5% equity interest in Zengcheng Lihua. All directors of Zengcheng Lihua were appointed by the Company. After considering all shareholders of Zengcheng Lihua other than the Company are individuals with individual interest holding of less than 0.5% and such individuals do not act in concert, and also all directors of Zengcheng Lihua were appointed by the Company, the directors of the Company consider that the Company has the de facto control over the board and the substantial financial and operating decisions of Zengcheng Lihua.

As at December 31, 2020, the non-wholly owned subsidiaries individually and in aggregate is not significant to the Group. Therefore, financial information of the non-wholly owned subsidiaries are not disclosed            .